NUVEEN CREDIT INCOME FUND

SUPPLEMENT DATED MARCH 21, 2023

TO THE PROSPECTUS DATED DECEMBER 29, 2022

Mark Zheng, CFA, has been named a portfolio manager of Nuveen Credit Income Fund. Jean C. Lin, Karina Bubeck, Aash Parekh and Brenda A. Langenfeld will continue to serve as portfolio managers for the Fund. Anders Persson is no longer a portfolio manager of the Fund.

Mark Zheng, CFA, is a Senior Director at Nuveen and serves as a multi-sector fixed income portfolio manager and member of the Core and Core-Plus Strategy teams. Prior to joining the firm as a research and business analyst in 2010, he provided consulting services for global pharmaceutical, chemical and manufacturing firms.

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FUND’S PROSPECTUS

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MGN-FHIP-0323P

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP VALUE FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 21, 2023

TO THE PROSPECTUS DATED FEBRUARY 28, 2023

1.	Casey R. Weston, CFA, has been named a portfolio manager of Nuveen Mid Cap Growth Opportunities Fund. Gregory J. Ryan and Bihag N. Patel will continue to serve as portfolio managers for the Fund.

Casey R. Weston, CFA, is a Senior Director at Nuveen and serves as a mid-cap growth portfolio manager and senior equity research analyst specializing in the technology sector. Prior to joining the firm in 2014, he was an equity research analyst at Goldman, Sachs & Co. where he contributed to coverage of the energy sector. Mr. Weston began working in the investment industry in 2011.

2.

David F. Johnson has been named a portfolio manager of Nuveen Mid Cap Value Fund. Karen L. Bowie will continue to serve as portfolio manager for the Fund. See “How We Manage Your Money – Who Manages The Funds” in the prospectus for a description of Mr. Johnson’s relevant experience.

3.

Gregory J. Ryan has been named a portfolio manager of Nuveen Small Cap Growth Opportunities Fund. Jon A. Loth will continue to serve as portfolio manager for the Fund. See “How We Manage Your Money – Who Manages The Funds” in the prospectus for a description of Mr. Ryan’s relevant experience.

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FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MSGMVP-0323P

NUVEEN CREDIT INCOME FUND

SUPPLEMENT DATED MARCH 21, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2022

1.

Mark Zheng, CFA, has been added as a portfolio manager of Nuveen Credit Income Fund. Jean C. Lin, Karina Bubeck, Aash Parekh and Brenda A. Langenfeld will continue to serve as portfolio managers for the Fund. Anders Persson is no longer a portfolio manager of the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Mark Zheng*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$186	0	$0
	Other Accounts	0	$0	0	$0

*	Information provided is as of December 31, 2022.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Mark Zheng*	A

*	Information provided is as of December 31, 2022.

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MGN-FHISAI-0323P

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP VALUE FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 21, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2023

1.	Casey R. Weston has been added as a portfolio manager of Nuveen Mid Cap Growth Opportunities Fund. Gregory J. Ryan and Bihag N. Patel will continue to serve as portfolio managers for the Fund.

2.	David F. Johnson has been added as a portfolio manager of Nuveen Mid Cap Value Fund. Karen L. Bowie will continue to serve as portfolio manager for the Fund.

3.	Gregory J. Ryan has been added as a portfolio manager of Nuveen Small Cap Growth Opportunities Fund. Jon A. Loth will continue to serve as portfolio manager for the Fund.

4.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Casey R. Weston*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Information provided is as of December 31, 2022.

5.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Casey R. Weston*	Nuveen Mid Cap Growth Opportunities Fund	A

David F. Johnson*	Nuveen Mid Cap Value Fund	A

Gregory J. Ryan*	Nuveen Small Cap Growth Opportunities Fund	D

*	Information provided is as of December 31, 2022.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MSGMVSAI-0323P